Variable Interest Entity and Redeemable Non-Controlling Interest (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2020	Jan. 31, 2020
Noncontrolling Interest [Abstract]
Temporary Equity

The following table summarizes the activity in the redeemable non-controlling interests for the period indicated below:

	Three Months Ended July 31,		Six Months Ended July 31,
	2019	2020	2019	2020
Balance, beginning of period	$—	$4,384	$—	$4,356
Net loss attributable to redeemable non-controlling interest	—	(232)	—	(408)
Foreign currency translation	—	78	—	169
Adjustment to redeemable non-controlling interest	—	154	—	267

Balance, end of period	$—	$4,384	$—	$4,384

The following table summarizes the activity in the redeemable non-controlling interests for the period indicated below:

Balance as of January 31, 2019	$—
Investment by redeemable non-controlling interest	4,513
Net loss attributable to redeemable non-controlling interest	(141)
Foreign currency translation	(16)

Balance as of January 31, 2020	$4,356